UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO Income Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2011

Date of reporting period:	April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Strategy Fund Schedule of Investments
April 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—62.9%
Airlines—5.4%
$900	American Airlines, Inc., 10.50%, 10/15/12	B2/B	$969,750
	American Airlines Pass Through Trust,
3,773	9.73%, 9/29/14	Caa2/CCC+	3,697,932
1,861	10.18%, 1/2/13	Caa1/CCC+	1,824,068
15,203	United Air Lines Pass Through Trust, 10.40%, 5/1/18 (i)	Baa2/BBB+	17,407,819
			23,899,569

Banking—9.1%
2,600	AgFirst Farm Credit Bank, 7.30%, 5/31/11 (a)(b)(d)(g)(j)
	(acquisition cost-$2,225,000; purchased 2/26/10-4/15/10)	NR/A	2,328,391
	Barclays Bank PLC (g),
1,200	7.375%, 12/15/11 (a)(d)	Baa2/A-	1,221,000
1,885	7.434%, 12/15/17 (a)(d)(i)	Baa2/A-	1,970,767
£7,800	14.00%, 6/15/19	Baa2/A-	17,100,206
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
€3,000	6.875%, 3/19/20	NR/NR	4,547,143
$4,400	11.00%, 6/30/19 (a)(d)(g)(i)	A2/AA-	5,759,063
1,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a)(d)(g)(i)	Baa3/BBB+	1,008,064
600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa3/BBB	605,886
	Regions Financial Corp.,
800	7.375%, 12/10/37	B1/BB	792,000
1,500	7.75%, 9/15/24	B1/BB	1,457,967
£2,000	Santander Issuances S.A. Unipersonal,
	7.30%, 7/27/19, (converts to FRN on 9/27/14)	Aa3/AA-	3,510,474
			40,300,961

Chemicals—0.5%
$2,069	Lyondell Chemical Co., 8.00%, 11/1/17 (a)(d)	Ba2/BB+	2,312,108

Energy—0.2%
1,100	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	Caa3/CC	1,023,000

Financial Services—25.0%
	Ally Financial, Inc.,
304	5.90%, 1/15/19	B1/B	277,156
156	5.90%, 10/15/19	B1/B	140,395
55	6.00%, 2/15/19	B1/B	50,205
40	6.00%, 3/15/19	B1/B	36,628
8	6.00%, 4/15/19	B1/B	7,291
325	6.00%, 9/15/19	B1/B	296,573
95	6.05%, 8/15/19	B1/B	86,845
413	6.05%, 10/15/19	B1/B	375,762
1,208	6.15%, 8/15/19	B1/B	1,112,608
1,371	6.25%, 2/15/16	B1/B	1,309,489
25	6.25%, 1/15/19	B1/B	23,288
120	6.30%, 8/15/19	B1/B	111,614
1,168	6.35%, 2/15/16	B1/B	1,120,176
285	6.35%, 4/15/16	B1/B	272,979
216	6.40%, 3/15/16	B1/B	207,324
360	6.40%, 11/15/19	B1/B	335,547

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$1,357	6.50%, 2/15/16	B1/B	$1,309,410
20	6.50%, 9/15/16	B1/B	19,232
442	6.50%, 10/15/16	B1/B	425,081
150	6.50%, 12/15/18	B1/B	141,898
358	6.55%, 12/15/19	B1/B	337,249
14	6.60%, 5/15/18	B1/B	13,471
51	6.65%, 6/15/18	B1/B	49,051
60	6.70%, 6/15/18	B1/B	57,864
329	6.75%, 4/15/13	B1/B	329,923
3	6.75%, 8/15/16	B1/B	2,920
13	6.75%, 6/15/17	B1/B	12,669
89	6.75%, 5/15/19	B1/B	84,942
10	6.75%, 6/15/19	B1/B	9,554
205	6.80%, 9/15/16	B1/B	199,748
3	6.80%, 10/15/18	B1/B	2,908
938	6.85%, 4/15/16	B1/B	916,388
30	6.85%, 5/15/18	B1/B	29,263
336	6.875%, 8/15/16	B1/B	328,270
5	6.875%, 7/15/18	B1/B	4,850
140	6.90%, 6/15/17	B1/B	137,429
32	6.90%, 8/15/18	B1/B	30,991
151	6.95%, 6/15/17	B1/B	148,571
25	7.00%, 12/15/16	B1/B	24,593
27	7.00%, 6/15/17	B1/B	26,627
130	7.00%, 7/15/17	B1/B	128,156
367	7.00%, 2/15/18	B1/B	361,209
12	7.00%, 3/15/18	B1/B	11,807
155	7.00%, 8/15/18	B1/B	150,934
5	7.00%, 9/15/18	B1/B	4,851
42	7.05%, 3/15/18	B1/B	41,429
39	7.05%, 4/15/18	B1/B	38,467
3,812	7.10%, 9/15/12	B1/B	3,810,376
100	7.125%, 8/15/12	B1/B	100,065
160	7.125%, 10/15/17	B1/B	158,544
40	7.15%, 3/15/25	B1/B	38,270
75	7.20%, 10/15/17	B1/B	74,582
288	7.25%, 6/15/16	B1/B	285,580
293	7.25%, 9/15/17	B1/B	292,119
10	7.25%, 4/15/18	B1/B	9,959
10	7.25%, 8/15/18	B1/B	9,865
141	7.25%, 9/15/18	B1/B	138,692
25	7.30%, 1/15/18	B1/B	24,969
396	7.35%, 4/15/18	B1/B	395,989
57	7.50%, 6/15/16	B1/B	56,988
45	7.55%, 5/15/16	B1/B	45,053
47	7.75%, 10/15/17	B1/B	47,132
110	8.125%, 11/15/17	B1/B	110,359
110	9.00%, 7/15/20	B1/B	110,843
9,304	American General Finance Corp., 5.375%, 10/1/12	B3/B	9,350,520
£1,700	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB+	2,229,053
$1,400	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	1,489,250

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	CIT Group, Inc.,
$1,591	7.00%, 5/1/13	B3/B+	$1,622,518
947	7.00%, 5/1/14	B3/B+	967,456
1,157	7.00%, 5/1/15	B3/B+	1,175,395
1,579	7.00%, 5/1/16	B3/B+	1,594,666
2,210	7.00%, 5/1/17	B3/B+	2,233,912
1,500	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB+	1,566,000
	Credit Agricole S.A. (g),
2,500	6.637%, 5/31/17 (a)(d)(i)	A3/A-	2,324,500
£1,000	8.125%, 10/26/19	A3/A-	1,720,460
$4,600	Ford Motor Credit Co. LLC, 8.125%, 1/15/20 (i)	Ba2/BB-	5,476,171
7,000	ILFC E-Capital Trust I, 5.97%, 12/21/65, FRN (a)(d)	B3/BB	5,877,830
2,947	International Lease Finance Corp., 6.625%, 11/15/13	B1/BB+	3,086,983
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	Ba3/BB	666,518
€200	7.375%, 3/12/20	Ba3/BB	278,456
£300	7.588%, 5/12/20	Ba3/BB	481,061
£4,800	7.867%, 12/17/19	Ba3/BB	7,666,505
£700	7.869%, 8/25/20	Ba3/BB	1,140,002
$2,500	7.875%, 11/1/20 (a)(b)(d)(j)
	(acquisition cost-$2,204,500; purchased 2/2/10-3/23/10)	Ba3/BB	2,502,500
1,400	8.00%, 6/15/20 (a)(d)(g)	NR/BB-	1,372,000
2,000	8.50%, 12/17/21 (a)(d)(f)(g)	NR/BB-	1,963,918
£900	11.04%, 3/19/20	Ba3/BB	1,664,921
£2,500	LBG Capital No.2 PLC, 11.25%, 9/14/23	Ba2/BB+	4,593,462
$1,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	WR/NR	1,200
€1,100	MUFG Capital Finance 2 Ltd., 4.85%, 7/25/16 (g)	Ba1/BBB+	1,482,631
$1,629	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB+	1,676,648
3,700	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB	3,538,125
	SLM Corp.,
€300	1.503%, 6/17/13, FRN	Ba1/BBB-	412,728
$12,200	8.00%, 3/25/20 (i)	Ba1/BBB-	13,539,096
6,400	8.45%, 6/15/18 (i)	Ba1/BBB-	7,273,888
2,168	SMFG Preferred Capital USD 3 Ltd., 9.50%, 7/25/18 (a)(d)(g)	Ba1/BBB+	2,563,660
			110,385,053

Healthcare & Hospitals—0.8%
3,300	HCA, Inc., 9.625%, 11/15/16, PIK	B2/BB-	3,551,625

Insurance—13.0%
10,000	American General Capital II, 8.50%, 7/1/30 (i)	Baa2/BBB-	11,400,000
2,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(d)	Baa2/BBB-	2,210,000
	American International Group, Inc.,
€2,800	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	3,462,929
$6,400	5.45%, 5/18/17 (i)	Baa1/A-	6,735,533
4,000	6.25%, 3/15/87, (converts to FRN on 3/15/37)	Baa2/BBB	3,810,000
MXN 8,000	7.98%, 6/15/17	Baa1/A-	613,339
€1,900	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	Baa2/BBB	2,856,398
$6,300	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Baa2/BBB	7,103,250
4,400	8.25%, 8/15/18 (i)	Baa1/A-	5,240,110
£1,300	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	2,280,028

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance (continued)
$2,200	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(b)(d)(g)(i)(j)
	(acquisition cost-$2,161,500; purchased 3/8/11-3/15/11)	A3/BBB+	$2,215,079
2,300	Hartford Financial Services Group, Inc.,
	8.125%, 6/15/68, (converts to FRN on 6/15/18)	Ba1/BB+	2,596,125
3,300	MetLife Capital Trust X, 9.25%, 4/8/68, (converts to FRN on 4/8/38) (a)(d) (i)	Baa2/BBB	4,141,500
2,440	Progressive Corp., 6.70%, 6/15/67, (converts to FRN on 6/15/17) (i)	A2/A-	2,583,535
			57,247,826

Oil & Gas—3.3%
2,900	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	3,074,304
	NGPL PipeCo LLC (a)(d),
5,000	7.119%, 12/15/17	Ba1/BB+	5,500,015
5,000	7.768%, 12/15/37	Ba1/BB+	5,345,600
600	SandRidge Energy, Inc., 8.00%, 6/1/18 (a)(d)	B3/B	637,500
			14,557,419

Paper & Forest Products—2.5%
10,000	Weyerhaeuser Co., 7.375%, 3/15/32	Ba1/BBB-	10,829,830

Telecommunications—2.5%
11,000	CenturyLink, Inc., 7.60%, 9/15/39 (i)	Baa3/BB	11,151,668

Utilities—0.6%
1,900	AES Andres Dominicana, 9.50%, 11/12/20 (a)(d)	NR/B-	2,033,000
390	Dominion Resources, Inc.,
	6.30%, 9/30/66, (converts to FRN on 9/30/11)	Baa3/BBB	386,138
400	PPL Capital Funding, Inc.,
	6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BB+	397,978
			2,817,116
	Total Corporate Bonds & Notes (cost—$244,097,047)		278,076,175

MUNICIPAL BONDS—15.0%
California—5.4%
9,200	Alameda Cnty. JT Powers Auth. Rev., 7.046%, 12/1/44	A1/AA	9,462,568
7,600	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	A1/A+	8,219,400
1,100	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A2/NR	1,210,484
1,000	Riverside Rev., 7.605%, 10/1/40	NR/AA-	1,028,470
3,600	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	NR/A	3,711,096
			23,632,018

Colorado—1.0%
4,000	Public Schools, CP, 7.017%, 12/15/37, Ser. B	Aa3/A+	4,276,960

District of Columbia—2.3%
10,000	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	Baa1/BBB+	10,038,700

Ohio—4.2%
16,000	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	18,739,840

Texas—2.1%
9,000	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	9,408,330
	Total Municipal Bonds (cost—$61,533,415)		66,095,848

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—13.3%
$166	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	$126,564
3,100	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa2/CCC	2,190,012
1,315	Bear Stearns Adjustable Rate Mortgage Trust,
	2.56%, 10/25/35, CMO, FRN	Caa1/BBB	1,189,013
411	Bear Stearns Alt-A Trust, 5.068%, 11/25/36, CMO, VRN	Caa3/CCC	252,718
	Chase Mortgage Finance Corp., CMO,
56	2.944%, 12/25/35, FRN	NR/CCC	54,438
1,644	3.157%, 3/25/37, FRN	Caa2/NR	1,343,521
1,600	6.00%, 2/25/37	Caa2/CCC	1,290,358
1,200	6.00%, 7/25/37	NR/CCC	1,007,291
2,500	6.25%, 10/25/36	Caa1/CCC	2,217,474
488	Citicorp Mortgage Securities, Inc., 5.50%, 4/25/37, CMO	Caa1/NR	439,732
	Countrywide Alternative Loan Trust, CMO,
215	5.50%, 3/25/36	Caa3/NR	156,104
4,126	6.00%, 5/25/36	Caa3/NR	2,591,944
3,149	6.009%, 4/25/36, VRN	Ca/CCC	2,143,799
1,300	6.25%, 11/25/36	Caa3/NR	1,046,476
679	6.50%, 8/25/36	Ca/CC	424,084
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
122	2.805%, 2/20/35, VRN	Caa1/AA-	103,694
1,456	5.50%, 10/25/35	Caa1/NR	1,414,650
1,444	5.75%, 3/25/37	NR/CCC	1,275,923
1,057	6.00%, 5/25/36	NR/CCC	937,912
900	6.00%, 2/25/37	NR/CCC	776,428
344	6.00%, 4/25/37	NR/CCC	319,465
1,570	6.25%, 9/25/36	B3/NR	1,304,016
697	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	NR/CCC	627,397
	GSR Mortgage Loan Trust, CMO,
350	5.50%, 5/25/36	NR/CCC	307,242
7,634	6.00%, 2/25/36	NR/CCC	7,216,592
79	Harborview Mortgage Loan Trust, 2.922%, 7/19/35, CMO, VRN	Caa3/B	63,668
3,500	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.717%, 3/18/51, CMO, VRN (a)(d)	A1/NR	3,640,705
	JPMorgan Mortgage Trust, CMO,
2,031	5.00%, 3/25/37	NR/CCC	1,657,302
927	5.639%, 1/25/37, VRN	Caa2/NR	749,891
498	6.00%, 8/25/37	NR/CCC	452,426
	Residential Asset Securitization Trust, CMO,
1,440	5.75%, 2/25/36	Caa3/D	1,095,585
583	6.00%, 9/25/36	Ca/D	348,612
1,510	6.00%, 7/25/37	NR/CCC	1,154,692
	Residential Funding Mortgage Securities I, CMO,
567	6.00%, 9/25/36	Caa1/CCC	507,360
1,200	6.00%, 1/25/37	Caa2/NR	1,049,211
6,500	6.00%, 6/25/37	NR/D	5,335,239
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
3,790	5.576%, 4/25/37	NR/CCC	3,136,061
578	5.825%, 2/25/37	NR/CCC	436,114

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	WaMu Mortgage Pass Through Certificates, CMO,
$1,000	5.707%, 2/25/37, FRN	NR/CCC	$870,720
322	5.848%, 9/25/36, VRN	NR/CCC	252,609
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
588	2.739%, 7/25/36, FRN	NR/CCC	483,253
317	2.772%, 4/25/36, VRN	NR/BB+	271,398
5,468	4.776%, 7/25/36, FRN	NR/CCC	4,554,329
973	5.75%, 3/25/37	Caa2/NR	906,498
562	6.00%, 6/25/37	Caa1/NR	537,764
700	6.00%, 7/25/37	B3/BB	665,330
	Total Mortgage-Backed Securities (cost—$54,676,953)		58,925,614

Shares
PREFERRED STOCK—3.8%
Banking—1.0%
90,200	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(j)(k)
	(acquisition cost-$4,973,200; purchased 8/31/10-2/1/11)	NR/A	4,749,737

Financial Services—1.0%
100,000	Ally Financial, Inc., 8.50%, 5/15/16, Ser. A (g)(k)	Caa1/CC	2,612,000
60,000	Citigroup Capital XIII, 7.875%, 10/30/15 (k)	NR/BB+	1,665,600
			4,277,600

Real Estate Investment Trust—1.8%
6,800	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(d)(g)	Baa2/BBB+	7,837,000
	Total Preferred Stock (cost—$16,746,700)		16,864,337

CONVERTIBLE PREFERRED STOCK—2.5%
Financial Services—0.6%
2,700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	2,914,596

Utilities—1.9%
	PPL Corp.,
50,000	8.75%, 5/1/14	NR/NR	2,685,000
98,000	9.50%, 7/1/13	NR/NR	5,554,640
			8,239,640
	Total Convertible Preferred Stock (cost—$9,663,145)		11,154,236

Principal
Amount
(000s)
SENIOR LOANS (a)(c)—1.1%
Financial Services—0.4%
$1,492	CIT Group, Inc., 6.25%, 8/11/15, Term 3		1,516,649

Multi-Media—0.7%
	Seven Media Group, Term T1,
AUD 2,246	6.855%, 2/7/13		2,415,795
AUD 649	7.105%, 2/7/13		698,039
			3,113,834
	Total Senior Loans (cost—$3,863,128)		4,630,483

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
ASSET-BACKED SECURITIES—0.8%
$1,400	Asset-Backed Funding Certificates, 0.433%, 5/25/37, FRN (a)(d)	B3/B-	$1,206,287
1,143	GSAA Trust, 6.295%, 6/25/36	Caa3/CCC	697,451
972	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	862,049
790	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	555,718
	Total Asset-Backed Securities (cost—$3,116,764)		3,321,505

SHORT-TERM INVESTMENTS—0.6%
U.S. Treasury Obligations (h)(l)—0.2%
	U.S. Treasury Bills,
870	0.018%-0.157%, 5/19/11-7/14/11 (cost—$869,895)		869,982

Repurchase Agreements—0.4%
1,000	Barclays Capital, Inc., dated 4/29/11, 0.03%, due 5/2/11, proceeds $1,000,003; collateralized by U.S. Treasury Notes, 1.00%, due 9/30/11, valued at $1,020,698 including accrued interest		1,000,000
987	State Street Bank & Trust Co., dated 4/29/11, 0.01%, due 5/2/11, proceeds $987,001; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $1,009,345 including accrued interest		987,000
	Total Repurchase Agreements (cost—$1,987,000)		1,987,000
	Total Short-Term Investments (cost—$2,856,895)		2,856,982

	Total Investments (cost—$396,554,047) (m)—100.0%		$441,925,180

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $78,812,991, representing 17.8% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2011.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Security with an aggregate value of $1,963,918, representing 0.4% of total investments.

(g)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)	Restricted. The aggregate acquisition cost of such securities is $11,564,200 and the aggregate market value is $11,795,707, representing 2.7% of total investments.

(k)	Dividend rate is fixed until the first call date and variable thereafter.

(l)	Rates reflect the effective yields at purchase date.

(m)

At April 30, 2011, the cost basis of portfolio securities for federal income tax purposes was $396,579,113. Gross unrealized appreciation was $47,247,688, gross unrealized depreciation was $1,901,621 and net unrealized appreciation was $45,346,067. The difference between book and tax cost basis was primarily attributable to wash sales.

Glossary:

AUD	—	Australian Dollar
	£—	British Pound
CMO	—	Collateralized Mortgage Obligation
CP	—	Certificates of Participation
	€—	Euro
FRN	—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30,2011.
GO	—	General Obligation Bond
LIBOR	—	London Inter-Bank Offered Rate
MXN	—	Mexican Peso
NR	—	Not Rated
PIK	—	Payment-in-Kind
VRN	—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2011.

WR	—	Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at April 30, 2011:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Appreciation
Long:	Financial Futures Euro—90 day	189	$46,959	3/19/2012	$98,637
	Financial Futures Euro—90 day	142	35,195	6/18/2012	119,288
					$217,925

At April 30, 2011 the Fund pledged cash collateral of $11,000 for futures contracts.

(B) Credit default swap agreements:

Sell protection swap agreements outstanding at April 30, 2011 (1):

						Upfront
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Received	Appreciation
Citigroup:
SLM	$2,900	1.38%	12/20/2013	5.00%	$289,468	$(350,250)	$639,718
Deutsche Bank:
SLM	2,550	1.38%	12/20/2013	5.00%	254,531	(357,000)	611,531
Goldman Sachs:
HCA	1,500	1.72%	9/20/2013	3.00%	48,842	—	48,842
Merrill Lynch:
SLM	675	1.38%	12/20/2013	5.00%	67,376	(94,500)	161,876
					$660,217	$(801,750)	$1,461,967

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C) Interest rate swap agreements outstanding at April 30, 2011:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid	Depreciation
Bank of America	$22,900	6/15/2041	4.25%	3-Month USD-LIBOR	$(262,428)	$737,380	$(999,808)
Credit Suisse First Boston	22,900	6/15/2041	4.25%	3-Month USD-LIBOR	(262,428)	721,350	(983,778)
Goldman Sachs	15,200	6/15/2041	4.25%	3-Month USD-LIBOR	(174,188)	497,420	(671,608)
Royal Bank of Scotland	15,300	6/15/2041	4.25%	3-Month USD-LIBOR	(175,334)	527,850	(703,184)
					$(874,378)	$2,484,000	$(3,358,378)

LIBOR - London Inter-Bank Offered Rate

(D)  Forward foreign currency contracts outstanding at April 30, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	April 30, 2011	(Depreciation)
Purchased:
186,100 Brazilian Real settling 9/2/11	Bank of America	$100,000	$116,383	$16,383
41,570 Brazilian Real settling 6/2/11	UBS	26,046	26,383	337
7,095,112 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	1,095,347	1,115,794	20,447
60,000 Mexican Peso settling 7/7/11	HSBC Bank	4,833	5,181	348
760,150 South African Rand settling 9/13/11	Barclays Bank	100,000	113,598	13,598
Sold:
2,595,000 Australian Dollar settling 5/31/11	Royal Bank of Scotland	2,796,481	2,834,366	(37,885)
41,570 Brazilian Real settling 6/2/11	Citigroup	24,539	26,383	(1,844)
41,570 Brazilian Real settling 8/2/11	UBS	25,714	26,145	(431)
25,049,000 British Pound settling 5/25/11	JPMorgan Chase	41,246,160	41,829,592	(583,432)
6,975,000 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	1,075,559	1,085,989	(10,430)
3,732,000 Euro settling 7/18/11	Credit Suisse First Boston	5,382,477	5,515,980	(133,503)
3,079,000 Euro settling 7/18/11	JPMorgan Chase	4,442,720	4,550,832	(108,112)
2,519,000 Euro settling 7/18/11	Royal Bank of Scotland	3,629,174	3,723,139	(93,965)
683,681 South African Rand settling 7/28/11	JPMorgan Chase	99,939	102,890	(2,951)
				$(921,440)

At April 30, 2011, the Fund held $390,000 in cash as collateral for derivatives.

Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(E) Open reverse repurchase agreements at April 30, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	3/31/2011	5/2/2011	$5,662,699	$5,660,435
	0.45%	4/1/2011	5/4/2011	9,333,803	9,330,188
	0.45%	4/25/2011	5/26/2011	2,267,574	2,267,376
Barclays Bank	0.45%	4/21/2011	5/23/2011	4,270,587	4,270,000
	0.45%	4/27/2011	5/24/2011	982,061	982,000
	0.50%	4/12/2011	5/13/2011	8,551,375	8,549,000
	0.50%	4/14/2011	5/16/2011	3,860,965	3,860,000
	0.50%	4/15/2011	5/17/2011	4,373,032	4,372,000
	0.60%	4/18/2011	5/18/2011	12,823,992	12,821,000
	0.60%	4/27/2011	5/27/2011	6,081,507	6,081,000
Credit Suisse First Boston	0.50%	3/31/2011	5/2/2011	3,375,500	3,374,000
	0.50%	4/27/2011	5/27/2011	618,043	618,000
Deutsche Bank	0.38%	4/25/2011	5/25/2011	3,828,283	3,828,000
	0.55%	4/25/2011	5/23/2011	1,724,184	1,724,000
	0.60%	4/18/2011	5/18/2011	14,187,310	14,184,000
Greenwich Capital Markets	0.50%	4/11/2011	5/11/2011	6,362,855	6,361,000
	0.50%	4/19/2011	5/18/2011	1,593,288	1,593,000
					$89,874,999

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended April 30, 2011 was $44,606,588 at a weighted average interest rate of 0.48%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at April 30, 2011 was $93,325,081.

At April 30, 2011, the Fund held $695,045 in principal value of U.S. Treasury Obligations as collateral for reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

(F) At April 30, 2011, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Principal
Borrower	Amount
Eastman Kodak	$512,500

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•       Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•       Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•       Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended April 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for level 2 and level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given  maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$969,750	$22,929,819	$23,899,569
Energy	—	—	1,023,000	1,023,000
Financial Services	—	108,421,135	1,963,918	110,385,053
All Other	—	142,768,553	—	142,768,553
Municipal Bonds	—	66,095,848	—	66,095,848
Mortgage-Backed Securities	—	58,925,614	—	58,925,614
Preferred Stock:
Financial Services	$4,277,600	—	—	4,277,600
All Other	—	12,586,737	—	12,586,737
Convertible Preferred Stock	11,154,236	—	—	11,154,236
Senior Loans	—	4,630,483	—	4,630,483
Asset-Backed Securities	—	3,321,505	—	3,321,505
Short-Term Investments	—	2,856,982	—	2,856,982
Total Investments in Securities - Assets	$15,431,836	$400,576,607	$25,916,737	$441,925,180

Other Financial Instruments* - Assets
Credit Contracts	—	$1,461,967	—	$1,461,967
Foreign Exchange Contracts	—	51,113	—	51,113
Interest Rate Contracts	$217,925	—	—	217,925
Total Other Financial Instruments* - Assets	$217,925	$1,513,080	—	$1,731,005

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(972,553)	—	$(972,553)
Interest Rate Contracts	—	(3,358,378)	—	(3,358,378)
Total Other Financial Instruments* - Liabilities	—	$(4,330,931)	—	$(4,330,931)
Total Investments	$15,649,761	$397,758,756	$25,916,737	$439,325,254

*Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended April 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended April 30, 2011, was as follows:

		Net			Net Change
	Beginning	Purchases	Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance	(Sales) and	Discounts	Realized	Appreciation/	into	out of	Balance
	7/31/10	Settlements	(Premiums)	Gain (Loss)	Depreciation	Level 3**	Level 3	4/30/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$17,101,920	$(486,499)	$(99,766)	$(43,566)	$935,730	$5,522,000	—	$22,929,819
Energy	—	—	—	—	—	1,023,000	—	1,023,000
Financial Services	—	—	—	—	—	1,963,918	—	1,963,918
Mortgage-Backed Securities	6,534,423	(7,125,794)	2,800	863,320	(274,749)	—	—	—
Total Investments	$23,636,343	$(7,612,293)	$(96,966)	$819,754	$660,981	$8,508,918	—	$25,916,737

**Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at April 30, 2011 was $1,493,533.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 21, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 21, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 21, 2011